ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of acquired intangible assets
December 31, 2015

Trade name/domain name	$16,228,000
Non-compete agreement	10,096,000
Online platform	1,364,000
Customer relationship	27,760,000
Total	55,448,000
Less: Accumulated amortization	(4,885,055)
Acquired intangible assets, net	$50,562,945